CONSOLIDATED BALANCE SHEETS (Parenthetical) - £ / shares	Dec. 31, 2024	Dec. 31, 2023
Common Stock, Par or Stated Value Per Share		£ 0.0001
Common Class A [Member]
Common Stock, Par or Stated Value Per Share		£ 0.0001
Common Stock, Shares Authorized		4,575,983
Common Stock, Shares, Issued		4,575,983
Common Stock, Shares, Outstanding		4,575,983
Common Class A [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001
Common Stock, Shares Authorized		4,575,983
Common Stock, Shares, Issued		4,575,983
Common Stock, Shares, Outstanding		4,575,983
Oridinary Shares [Member]
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001
Common Stock, Shares Authorized	256,365,817	161,710,480
Common Stock, Shares, Issued	208,260,754	152,262,295
Common Stock, Shares, Outstanding	208,260,754	152,262,295
Oridinary Shares [Member] | Common Stock [Member]
Common Stock, Par or Stated Value Per Share	£ 0.0001	£ 0.0001
Common Stock, Shares Authorized	256,365,817	161,710,480
Common Stock, Shares, Issued	208,260,754	152,262,295
Common Stock, Shares, Outstanding	208,260,754	152,262,295